Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Commitments and Contingencies
Commitments and Contingencies

11.         Commitments and Contingencies

Lease Agreements

On July 24, 2015, Kiniksa US entered into an operating lease in Wellesley Hills, Massachusetts for office space that comprised the former headquarters for Kiniksa US. In March 2016, effective August 1, 2016, Kiniksa US entered into an expansion and extension on its lease, which expanded its leased space to a total of 10,800 square feet. On March 31, 2017, Kiniksa US renewed this lease and extended the lease term to August 2018. Monthly lease payments, inclusive of base rent and ancillary charges, were $27.

On March 13, 2018, Kiniksa US entered into an operating lease in Lexington, Massachusetts for office and laboratory space that comprises the new headquarters for Kiniksa US and on June 26, 2018, Kiniksa US entered into an amendment to the lease expanding the rentable space to a total of 27,244 square feet. The lease expires on July 31, 2021. Monthly lease payments include base rent as well as, ancillary charges such as the share of operating expenses and real estate taxes. Base rent is $73 for the remainder of 2018.

The following table summarizes the future minimum lease payments under non‑cancelable operating lease commitments, for the Lexington office, as of September 30, 2018:

Year Ending December 31,
2018	$218
2019	872
2020	872
2021	508
$2,470

The Company recognizes rent expense on a straight-line basis over the respective lease period and has recorded deferred rent for rent expense incurred but not yet paid. The Company recorded rent expense of $305 and $101 during the three months ended September 30, 2018 and 2017, respectively, and $714 and $301 during the nine months ended September 30, 2018 and 2017, respectively.

License Agreements

The Company has entered into license agreements with various parties under which it is obligated to make contingent and non‑contingent payments (see Note 9).

Manufacturing Commitments

The Company entered into agreements with several contract manufacturing organizations to provide pre-clinical and clinical trial materials.  As of September 30, 2018 and December 31, 2017, the Company had committed to minimum payments under these agreements totaling $34,891 and $7,766, respectively.

Indemnification Agreements

In the ordinary course of business, the Company may provide indemnification of varying scope and terms to vendors, lessors, business partners and other parties with respect to certain matters including, but not limited to, losses arising out of breach of such agreements or from intellectual property infringement claims made by third parties. In addition, the Company has entered into indemnification agreements with members of its board of directors and officers that will require the Company, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors or officers. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is, in many cases, unlimited. To date, the Company has not incurred any material costs as a result of such indemnifications. The Company does not believe that the outcome of any claims under indemnification arrangements will have a material effect on its financial position, results of operations or cash flows, and it did not accrue any liabilities related to such obligations in its consolidated financial statements as of September 30, 2018 or December 31, 2017.

Legal Proceedings

The Company is not a party to any litigation and does not have contingency reserves established for any litigation liabilities.

12.         Commitments and Contingencies

Lease Agreements

On July 24, 2015, Kiniksa US entered into an operating lease in Wellesley Hills, Massachusetts for office space that comprises the headquarters for Kiniksa US. In March 2016, effective August 1, 2016, Kiniksa US entered into an expansion and extension on its lease, which expanded its leased space to a total of 10,800 square feet. On March 31, 2017, Kiniksa US renewed this lease and extended the lease term to August 2018. Monthly lease payments, inclusive of base rent and ancillary charges, total $27. As of December 31, 2017 future minimum lease payments under non-cancelable operating lease commitments, which are all due during the year ending December 31, 2018, totaled $270.

The Company recognizes rent expense on a straight-line basis over the respective lease period. The Company recorded rent expense of $286 and $402 during the years ended December 31, 2016 and 2017, respectively.

License Agreements

The Company has entered into license agreements with various parties under which it is obligated to make contingent and non‑contingent payments (see Note 9).

Manufacturing Commitments

During the year ended December 31, 2017, the Company entered into agreements with several contract manufacturing organizations to provide pre-clinical and clinical trial materials. As of December 31, 2017, the Company had non-cancelable purchase commitments under these agreements totaling $7,766, which are all due during the year ending December 31, 2018.

Indemnification Agreements

In the ordinary course of business, the Company may provide indemnification of varying scope and terms to vendors, lessors, business partners and other parties with respect to certain matters including, but not limited to, losses arising out of breach of such agreements or from intellectual property infringement claims made by third parties. In addition, the Company has entered into indemnification agreements with members of its board of directors and executive officers that will require the Company, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors or officers. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is, in many cases, unlimited. To date, the Company has not incurred any material costs as a result of such indemnifications. The Company does not believe that the outcome of any claims under indemnification arrangements will have a material effect on its financial position, results of operations or cash flows, and it has not accrued any liabilities related to such obligations in its consolidated financial statements as of December 31, 2016 or 2017.

Legal Proceedings

The Company is not a party to any litigation and does not have contingency reserves established for any litigation liabilities.